Leases (Details - Other Information) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from finance leases	$ 3	$ 8	$ 7	$ 20	$ 30	$ 86	$ 125
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from Capitalized Operating leases					4,820	4,944	3,973
Cash paid for amounts included in the measurement of lease liabilities: Financing cash flows from finance leases	53	289	105	778	1,070	1,931	1,720
Net ROU Remeasurement	$ (9)	$ (1,298)	$ (9)	$ (1,190)	$ (651)	$ 841	$ 169
Weighted average remaining lease term - finance leases (in years)	1 year 7 months 2 days	1 year 11 months 19 days	1 year 7 months 2 days	1 year 11 months 19 days	2 years 21 days	3 years 1 month 13 days	4 years 1 month 2 days
Weighted average remaining lease term - Capitalized Operating leases (in Years)	1 year 11 months 8 days	2 years 9 months 7 days	1 year 11 months 8 days	2 years 9 months 7 days	2 years 3 months 29 days	1 year 7 months 17 days	2 years 1 month 17 days
Weighted-average discount rate - financing leases	3.70%	3.67%	3.70%	3.67%	3.70%	4.46%	4.45%
Weighted-average discount rate - Capitalized Operating leases	4.13%	4.09%	4.13%	4.09%	4.10%	3.35%	3.26%